10-K Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Interest, net	$ 24,802	$ 10,721	$ 28,148	$ 19,121	$ 14,805
Income taxes paid, net	558	16,470	21,186	34,784	41,050
Property, plant and equipment additions in accounts payable	3,359	5,785	13,965	15,840	7,762
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,552	$ 4,758	11,763	11,497	22,428
Capital contribution from Parent in the form of common stock			1,272	1,852	1,781
Debt assumed in connection with a business combination			0	10	0
Accrual for holdback payment related to a business combination			70	0	0
Stock issued in connection with a business combination			$ 7,304	$ 0	$ 0